Fair Value Measurements (Details) - Schedule of significant unobservable inputs (Level 3 inputs) used in measuring the warrants - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Exercise price (in Dollars per share)	$ 6.72
Expected volatility	75.00%	72.29%
Risk free rate	0.29%
Expected life (years)	5 years
Dividend yield	0.00%	0.00%
Balance as of December 31, 2019 (in Dollars)	$ 447
Changes in fair value (in Dollars)	1,065
Balance as of June 30, 2020 (in Dollars)	$ 1,512	$ 447
Minimum [Member]
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Exercise price (in Dollars per share)		$ 2.55
Risk free rate		1.50%
Expected life (years)		4 years 237 days
Maximum [Member]
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Exercise price (in Dollars per share)		$ 4.74
Risk free rate		1.67%
Expected life (years)		5 years